Business Combination (Details) - Schedule of represents the purchase price allocation at the dates of the acquisition - Business Combination [Member] - USD ($)	3 Months Ended
	Jun. 22, 2022	Mar. 22, 2022
Business Combination (Details) - Schedule of represents the purchase price allocation at the dates of the acquisition [Line Items]
Cash and cash equivalents	$ 38,342	$ 2,188
Other current assets	2,219,318	6,007,837
Property, plant and equipment	20,488	2,055,610
Intangible assets	1,593,398	1,592,783
Other non-current assets	203,765	29,142
Current liabilities	(1,681,573)	(7,937,436)
Other non-current liabilities		(2,854)
Goodwill	411,862	1,867,009
Total purchase price	$ 2,805,600	$ 3,614,279